SHARE CAPITAL (Summary of Options Outstanding and Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	137,855
Weighted average remaining contractual life	7 years 1 month 20 days
Weighted average exercise price	$ 2.64
Aggregate intrinsic value	$ 1,164,586
Options exercisable	44,618
Weighted average exercise price	$ 5.90
Aggregate intrinsic value	313,387
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.85
Options outstanding	121,041
Weighted average remaining contractual life	7 years 9 months 7 days
Weighted average exercise price	$ 0.68
Aggregate intrinsic value	1,153,536
Options exercisable	32,804
Weighted average exercise price	$ 0.66
Aggregate intrinsic value	313,387
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 8
Range of exercise price, upper limit	$ 10
Options outstanding	5,000
Weighted average remaining contractual life	4 years 8 months 1 day
Weighted average exercise price	$ 8.00
Aggregate intrinsic value	11,050
Options exercisable
Weighted average exercise price
Aggregate intrinsic value
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 17.51
Range of exercise price, upper limit	$ 19.72
Options outstanding	5,977
Weighted average remaining contractual life	2 years 3 months 18 days
Weighted average exercise price	$ 18.94
Aggregate intrinsic value
Options exercisable	5,977
Weighted average exercise price	$ 18.94
Aggregate intrinsic value
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 21.25
Range of exercise price, upper limit	$ 22.27
Options outstanding	5,837
Weighted average remaining contractual life	1 year 2 months 5 days
Weighted average exercise price	$ 22.03
Aggregate intrinsic value
Options exercisable	5,837
Weighted average exercise price	$ 22.03
Aggregate intrinsic value